Cover	Oct. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 21, 2022
Entity File Number	001-3274
Entity Registrant Name	DUKE ENERGY FLORIDA, LLC
Entity Central Index Key	0000037637
Entity Tax Identification Number	59-0247770
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	299 First Avenue North
Entity Address, City or Town	St. Petersburg
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33701
City Area Code	704
Local Phone Number	382-3853
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false